Loans - Schedule of Loans (Details) (6K) - CAD ($)		6 Months Ended	12 Months Ended
		Jan. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Statement Line Items [Line Items]
Opening balance		$ 306,878
Accrued Interest			33,939
Closing balance		333,258	306,878
Short Terms Loans [Member]
Statement Line Items [Line Items]
Opening balance		306,878
Additional loans	[1]	31,950	294,655
Accrued Interest	[2]	4,923	12,223
FX Adjustment		(10,493)
Closing balance		$ 333,258	$ 306,878

[1]	During the three-months ended October 31, 2020, the Company received three unsecured loans from two directors and an officer in the total amount of US$25,000 ("Short-Term Loans"). The Short-Term Loans all bear interest at 2.5% annually and are repayable on or before July 31, 2021. See Note 15(b) for details of repayment of the short terms loans subsequent to the balance sheet date.
[2]	Total interest expense in respect to all short-term loans for the three and six months ended January 31, 2021 is $2,473 and $4,923, respectively (for the three and six months ended January 31, 2020 - ($639 and $639, respectively).